EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Equity Accounting Investments [Line Items]
Current assets		$ 271,954		$ 271,954	$ 266,807
Non-current assets		12,976,471		12,976,471	12,184,139
Current liabilities		560,389		560,389	991,133
Non-current liabilities		8,818,495		8,818,495	7,662,788
Net income				121,824	814,480
Equity-accounted investments in Canadian residential developments
Disclosure of Equity Accounting Investments [Line Items]
Current assets		24,419		24,419	20,559
Non-current assets		997,927		997,927	915,084
Current liabilities		65,687		65,687	46,908
Non-current liabilities		540,597		540,597	486,999
Net assets (liabilities)		416,062		416,062	401,736
Tricon's share of net assets		99,336		99,336	106,538
Total investment of affiliates		96,818		96,818	104,364
Cumulative fair value adjustments		2,518		2,518	2,174
Revenue				4,564	248
Expenses				(12,536)	(2,563)
Fair value gains				21,660	33,977
Net income				13,688	31,662
Tricon's share of net income				4,348	11,198
Joint ventures
Disclosure of Equity Accounting Investments [Line Items]
Current assets					19,279
Non-current assets					725,978
Current liabilities					40,908
Non-current liabilities					390,655
Net assets (liabilities)					313,694
Tricon's share of net assets					79,906
Revenue				715	115
Expenses				(4,474)	(441)
Fair value gains				21,660	23,343
Net income				17,901	23,017
Tricon's share of net income				$ 5,612	$ 8,415
WDL 3/4/7 LP (Cherry House)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				33.00%	33.00%
Current assets		1,871		$ 1,871	$ 2,993
Non-current assets		202,646		202,646	141,357
Current liabilities		21,844		21,844	7,721
Non-current liabilities		128,402		128,402	84,646
Net assets (liabilities)		54,271		54,271	51,983
Tricon's share of net assets		18,097		18,097	17,335
Revenue				4	0
Expenses				(102)	0
Fair value gains				0	234
Net income				(98)	234
Tricon's share of net income				$ (33)	$ 78
WDL 8 LP (Maple House)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				33.00%	33.00%
Current assets		7,449		$ 7,449	$ 7,318
Non-current assets		321,163		321,163	241,907
Current liabilities		16,295		16,295	21,105
Non-current liabilities		257,400		257,400	188,473
Net assets (liabilities)		54,917		54,917	39,647
Tricon's share of net assets		18,312		18,312	13,222
Revenue				677	1
Expenses				(2,610)	(161)
Fair value gains				17,092	13,176
Net income				15,159	13,016
Tricon's share of net income				$ 5,053	$ 4,337
WDL 20 LP (Oak House)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				33.00%	33.00%
Current assets		422		$ 422	$ 722
Non-current assets		46,118		46,118	43,082
Current liabilities		6		6	186
Non-current liabilities		36,311		36,311	34,295
Net assets (liabilities)		10,223		10,223	9,323
Tricon's share of net assets		3,414		3,414	3,114
Revenue				0	0
Expenses				(6)	0
Fair value gains				0	0
Net income				(6)	0
Tricon's share of net income				$ (2)	$ 0
DKT B10 LP (Birch House)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				33.00%	33.00%
Current assets		3,373		$ 3,373	$ 1,290
Non-current assets		71,669		71,669	42,111
Current liabilities		7,094		7,094	6,669
Non-current liabilities		38,923		38,923	8,507
Net assets (liabilities)		29,025		29,025	28,225
Tricon's share of net assets		11,187		11,187	10,885
Revenue				4	0
Expenses				(60)	(2)
Fair value gains				174	238
Net income				118	236
Tricon's share of net income				$ 39	$ 79
6-8 Gloucester LP (The Ivy)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				47.00%	47.00%
Current assets		1,895		$ 1,895	$ 1,101
Non-current assets		133,592		133,592	100,147
Current liabilities		9,683		9,683	4,263
Non-current liabilities		79,561		79,561	52,585
Net assets (liabilities)		46,243		46,243	44,400
Tricon's share of net assets		22,370		22,370	20,988
Revenue				24	0
Expenses				(1,507)	(24)
Fair value gains				2,269	8,019
Net income				786	7,995
Tricon's share of net income				$ 370	$ 3,759
Labatt Village Holding LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture					38.00%
Revenue					$ 0
Expenses					0
Fair value gains					0
Net income					0
Tricon's share of net income					$ 8
Queen Ontario LP (ROQ City)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture	30.00%			10.00%	10.00%
Current assets		6,389		$ 6,389	$ 5,167
Non-current assets		155,615		155,615	121,336
Current liabilities		4,919		4,919	806
Non-current liabilities		0		0	0
Net assets (liabilities)		157,085		157,085	125,697
Tricon's share of net assets		16,059		16,059	12,912
Portion of ownership interest in joint venture sold	66.66%
Revenue				6	114
Expenses				(98)	(242)
Fair value gains				2,125	1,676
Net income				2,033	1,548
Tricon's share of net income				$ 203	$ 155
Symington LP (The Spoke)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				10.00%	10.00%
Current assets		1,674		$ 1,674	$ 688
Non-current assets		59,165		59,165	36,038
Current liabilities		4,987		4,987	158
Non-current liabilities		0		0	22,149
Net assets (liabilities)		55,852		55,852	14,419
Tricon's share of net assets		5,674		5,674	1,450
Revenue				0	0
Expenses				(68)	(12)
Fair value gains				0	0
Net income				(68)	(12)
Tricon's share of net income				$ (7)	(1)
KT Housing Now Six Points LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture				50.00%
Current assets		1,346		$ 1,346
Non-current assets		7,959		7,959
Current liabilities		859		859
Non-current liabilities		0		0
Net assets (liabilities)		8,446		8,446
Tricon's share of net assets		$ 4,223		4,223
Revenue				0
Expenses				(23)
Fair value gains				0
Net income				(23)
Tricon's share of net income				$ (11)
Associates
Disclosure of Equity Accounting Investments [Line Items]
Current assets					1,280
Non-current assets					189,106
Current liabilities					6,000
Non-current liabilities					96,344
Net assets (liabilities)					88,042
Tricon's share of net assets					$ 26,632
57 Spadina LP (The Taylor)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest %		30.00%	30.00%	30.00%	30.00%
Current assets		$ 19,150		$ 19,150	$ 1,280
Non-current assets		208,095		208,095	189,106
Current liabilities		3,677		3,677	6,000
Non-current liabilities		129,386		129,386	96,344
Net assets (liabilities)		94,182		94,182	88,042
Tricon's share of net assets		28,479		$ 28,479	26,632
Revenue		2,344	$ 3,849		133
Expenses		(3,150)	(8,062)		(2,122)
Fair value gains		10,071	0		10,634
Net income		9,265	(4,213)		8,645
Tricon's share of net income		$ 2,793	$ (1,264)		$ 2,783